As filed with the U.S. Securities and Exchange Commission on July 2, 2009

File No. 333-157864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

  Pre-Effective Amendment No.

Post-Effective Amendment No. 1

JPMorgan Trust I

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue
New York, NY 10167

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167

(Name and Address of Agent for Service)

With copies to: Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of JPMorgan Trust I (the “Trust”), filed with the Commission on March 11, 2009 (Accession No. 0001145443-09-000456; 1933 Act Registration No. 333-157864) (the “Registration Statement”), is being filed solely to add Exhibits (12)(a)-(c) to the Registration Statement.  The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

Part C

Item 15.	Indemnification

        Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article VII, Sections 2, 3 and 5 of the Declaration of Trust and Article VII, Sections 2, 3 and 5 of the By-Laws.

Declaration of Trust:

        Section 2. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

        Section 3. Indemnification.

        (a)  Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

        (b)     For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

        (c)     The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

        (d)        In no event will any revision, amendment or change to this Section 3 or the By-laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-laws is made.

        Section 5. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity. For purposes of this Section 5, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person;

By-Laws:

        Section 2. Indemnification of Trustees and Officers. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust shall indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust may, to the fullest extent consistent with law, indemnify each Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a Trustee or officer of the Trust. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or ‘otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is allege to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

        Section 3. Indemnification of Agents. Subject to the exceptions and limitations contained in Section 4 of this Article VII, every agent may be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

        Section 5. Insurance, Rights Not Exclusive. The Trust’s financial obligations arising from the indemnification provided herein or in the Declaration of Trust (i) may be insured by policies maintained by the Trust on behalf of any Trustee, officer or agent; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer or agent may now or hereafter be entitled; and (iv) shall inure to the benefit of the Trustee, officer or agent’s heirs, executors and administrators.

Item 16.	Exhibits

(1)(a)	Certificate of Trust dated November 12, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(b)	Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in post-Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(c)	Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(d)	Form of Amended Schedule B, dated February 19, 2009, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-00000298).

(2)	Amended and Restated By-Laws dated November 15, 2007. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission filed on May 28, 2008 (Accession Number 0001145443-08-001782).

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization between JPMorgan Trust I and JPMorgan Trust II. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 11, 2009 (Accession Number 0001145443-09-000456).

(5)	Instrument defining Rights of Shareholders incorporated herein by reference to Exhibits (1)(b) and (2).

(6)(a)	Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 20060. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(6)(b)	Form of Amended Schedule A to the Advisory Agreement (amended as of August 21, 2008). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 24, 2008 (accession Number 0001145443-06-002437).

(7)(a)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-012430).

(7)(b)	Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(7)(c)	Form of Amended Schedule B to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(7)(d)	Form of Amended Schedule C to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(7)(e)	Form of Amended Schedule D to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(7)(f)	Form of Amended Schedule E to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(7)(g)	Form of Amended Schedule F to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(7)(h)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 00001145443-07-003340).

(8)	Not Applicable.

(9)(a)	Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on April 29, 2005 (Accession Number 0001047469-05-012430).

(9)(b)	Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0000950109-06-002835).

(9)(c)	Amendment to Global Custody and Fund Accounting Agreement including Schedules C and D, dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on December 27, 2007 (Accession Number 000145443-07-000493).

(9)(d)	Amendment to Global Custody and Fund Accounting Agreement including Schedules A and C, dated as of April 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on May 5, 2008 (Accession Number 000145443-08-001604).

(9)(e)	Form of Amended Schedule A to the Global Custody and Fund Accounting Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(10)(a)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(10)(b)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(10)(c)	Combined Amended and Restated 18f-3 Multi-Class Plan, including Exhibit A, amended as of May 22, 2008. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission filed on June 27, 2008 (Accession Number 0001145443-08-001857).

(10)(d)	Amended Exhibit B to the Multi-Class Plan, dated February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 11, 2009 (Accession Number 0001145443-09-000456).

(12)(a)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Louisiana Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund. Filed herewith.

(12)(b)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Kentucky Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund. Filed herewith.

(12)(c)	Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan West Virginia Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund. Filed herewith.

(13)(a)(1)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration statement on April 29, 2005 (Accession Number 0001047469-05-012430).

(13)(a)(2)	Amendment as of January 31, 2007 to the Transfer Agency Agreement between JPMorgan Funds and BFDS dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration statement on February 27, 2007 (Accession Number 000145443-07-000493).

(13)(a)(3)	Form of Appendix A to the Transfer Agency Agreement (amended as of February 19, 2009). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(13)(b)(1)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-012430).

(13)(b)(2)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 001145443-06-002612).

(13)(b)(3)	Form of Amended Schedule B to the Administration Agreement (amended as of February 19, 2009). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(13)(c)(1)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 001145443-05-002612).

(13)(c)(2)	Amendment to Securities Lending Agreement, dated September 2, 2008, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 001145443-08-002918).

(13)(d)(1)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-012430).

(13)(d)(2)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of February 19, 2009). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2009 (Accession Number 001145443-09-000298).

(13)(d)(3)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 001145443-07-003339).

(13)(e)(1)	Form of Fee Waiver Agreement, dated July 1, 2008, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2008 (Accession Number 001145443-08-001998).

(13)(e)(2)	Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE (except Highbridge Statistical Market Neutral Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2008 (Accession Number 001145443-08-001998).

(14)	Consent of independent registered accountant. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 11, 2009 (Accession Number 0001145443-09-000456).

(15)	None.

(16)	Powers of Attorney for the Trustees, George C. W. Gatch and Patricia A Maleski. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 11, 2009 (Accession Number 0001145443-09-000456).

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, Ohio on the 2nd day of July, 2009

JPMorgan Trust I (Registrant) GEORGE C. W. GATCH* George C. W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Trust II has been signed below by the following persons in the capacities indicated on the 2nd day of July 2009.

WILLIAM J. ARMSTRONG* William J. Armstrong Trustee	WILLIAM G. MORTON, JR.* William G. Morton, Jr. Trustee

JOHN F. FINN* John F. Finn Trustee	ROBERT A ODEN, JR.* Robert A. Oden, Jr. Trustee

DR. MATTHEW GOLDSTEIN* Dr. Matthew Goldstein Trustee	FERGUS REID, III.* Fergus Reid, III. Trustee and Chairman

ROBERT J. HIGGINS* Robert J. Higgins Trustee	FREDERICK W. RUEBECK* Frederick W. Ruebeck Trustee

FRANKIE D. HUGHES* Frankie D. Hughes Trustee	JAMES J. SCHONBACHLER* James J. Schonbachler Trustee

PETER C. MARSHALL* Peter C. Marshall Trustee	LEONARD M. SPALDING, JR.* Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY* Marilyn McCoy Trustee

Principal Accounting and Financial Officer	Principal Executive Officer
PATRICIA A. MALESKI* Patricia A. Maleski Treasurer and Principal Financial Officer	GEORGE C. W. GATCH* George C. W. Gatch Treasurer

*By: ELIZABETH A. DAVIN Elizabeth A. Davin Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.

(12)(a) Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Louisiana Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund.

(12)(b) Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Kentucky Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund.

(12)(c) Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan West Virginia Municipal Bond Fund into JPMorgan Intermediate Tax Free Bond Fund.